Related parties (Details Narrative)		1 Months Ended		6 Months Ended
	Apr. 20, 2023 EUR (€)	Feb. 28, 2024 EUR (€)	Feb. 28, 2022 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees					€ 1,000,000.0
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees					500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees					300,000
Amended and Restated OSR License Agreement [Member]
Related Party Transaction [Line Items]
Upfront fee					€ 250,000
Commitments, description				The Company is also obligated to carry out its development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).	The Company is also obligated to carry out its development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
Sublicense Agreement [Member]
Related Party Transaction [Line Items]
License fees	€ 875,000
Amendment to OSR Amendedand Restated License Agreement [Member]
Related Party Transaction [Line Items]
Agreement fee					€ 400,000
Total project amounting					200,000
Amendment to OSR Amendedand Restated License Agreement [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Cumulative expense					11,000,000.0
Amendment to OSR Amendedand Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Option fee					1,000,000.0
Related Party [Member] | OSR Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Payment for research agreement					300,000
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold			€ 420,000
Percentage of annual bonus			40.00%
Accrued bonus									€ 112,000
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Gross bonus					84,000	€ 84,000		€ 168,000
Employee benefits and share based compensation					300,000	300,000
Naldini [Member]
Related Party Transaction [Line Items]
Employee benefits and share based compensation					50,000
Annual fee							€ 100,000
Dr.Gentner [[Member]
Related Party Transaction [Line Items]
Employee benefits and share based compensation					22,500
Annual fee							€ 45,000
Dr.Gentner [[Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Employee benefits and share based compensation					€ 5,000
Annual fee		€ 15,000
Dr. Carlo Russo [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus				30.00%	30.00%
Gross salary | $				$ 500,000
Dr. Russo [Member]
Related Party Transaction [Line Items]
Accrued bonus					€ 70,000	84,000		156,000	€ 112,000
Dr. Russo [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest expense					€ 329,000	331,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus				30.00%	30.00%
Accrued bonus					€ 53,000	63,000		€ 116,000
Richard Slansky [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Gross annual compensation | $				$ 375,000
Richard Slansky [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest expense					€ 243,000	€ 253,000